FINANCIAL ASSETS AT AMORTISED COST (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Assets At Amortised Cost Explanatory [Abstract]
Schedule of Debt Securities and Loans and Advances to Banks and Customers
Year ended 31 December 2021

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to banks and reverse repurchase agreements
At 1 January 2021	10,752	—	—	—	10,752	6	—	—	—	6
Exchange and other adjustments	(42)	—	—	—	(42)	—	—	—	—	—
Additions and repayments	(176)	—	—	—	(176)	—	—	—	—	—
Other changes in credit quality						(5)	—	—		(5)
Credit to the income statement						(5)	—	—	—	(5)
At 31 December 2021	10,534	—	—	—	10,534	1	—	—	—	1
Allowance for impairment losses	(1)	—	—	—	(1)
Net carrying amount	10,533	—	—	—	10,533

Loans and advances to customers and reverse repurchase agreements
At 1 January 2021	433,943	51,659	6,490	12,511	504,603	1,372	2,145	1,982	261	5,760
Exchange and other adjustments[1]	(2,821)	(39)	(81)	68	(2,873)	(3)	(6)	(1)	121	111
Transfers to Stage 1	18,705	(18,665)	(40)		—	564	(553)	(11)		—
Transfers to Stage 2	(12,009)	12,724	(715)		—	(48)	155	(107)		—
Transfers to Stage 3	(872)	(1,822)	2,694		—	(13)	(220)	233		—
Impact of transfers between stages	5,824	(7,763)	1,939		—	(428)	195	221		(12)
						75	(423)	336		(12)
Other changes in credit quality						(245)	(271)	255	(48)	(309)
Additions and repayments	14,311	(8,926)	(1,007)	(1,565)	2,813	(221)	(346)	(99)	(87)	(753)
Methodology and model changes						(63)	15	6	—	(42)
(Credit) charge to the income statement						(454)	(1,025)	498	(135)	(1,116)
Advances written off			(1,058)	(37)	(1,095)			(1,058)	(37)	(1,095)
Recoveries of advances written off in previous years			160	—	160			160	—	160
At 31 December 2021	451,257	34,931	6,443	10,977	503,608	915	1,114	1,581	210	3,820
Allowance for impairment losses	(915)	(1,114)	(1,581)	(210)	(3,820)
Net carrying amount	450,342	33,817	4,862	10,767	499,788

Debt securities
At 1 January 2021	5,406	—	2	—	5,408	1	—	2	—	3
Exchange and other adjustments	(20)	—	—	—	(20)	—	—	—	—	—
Transfers to Stage 2	(6)	6	—		—	—	—	—		—
Impact of transfers between stages	(6)	6	—		—	—	—	—		—
						—	—	—		—
Additions and repayments	1,447	3	—	—	1,450	—	—	—	—	—
Charge to the income statement						—	—	—	—	—
At 31 December 2021	6,827	9	2	—	6,838	1	—	2	—	3
Allowance for impairment losses	(1)	—	(2)	—	(3)
Net carrying amount	6,826	9	—	—	6,835
Total financial assets at amortised cost	467,701	33,826	4,862	10,767	517,156
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
Year ended 31 December 2020

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to banks and reverse repurchase agreements
At 1 January 2020	9,777	—	—	—	9,777	2	—	—	—	2
Exchange and other adjustments	50	—	—	—	50	(1)	—	—	—	(1)
Additions and repayments	925	—	—	—	925	—	—	—	—	—
Charge to the income statement						5	—	—	—	5
At 31 December 2020	10,752	—	—	—	10,752	6	—	—	—	6
Allowance for impairment losses	(6)	—	—	—	(6)
Net carrying amount	10,746	—	—	—	10,746

Loans and advances to customers and reverse repurchase agreements
At 1 January 2020	449,975	28,543	6,015	13,714	498,247	675	995	1,447	142	3,259
Exchange and other adjustments[1]	1,308	(59)	(422)	(8)	819	—	(1)	7	21	27
Transfers to Stage 1	4,972	(4,956)	(16)		—	146	(143)	(3)		—
Transfers to Stage 2	(28,855)	29,467	(612)		—	(218)	268	(50)		—
Transfers to Stage 3	(1,633)	(2,031)	3,664		—	(9)	(156)	165		—
Impact of transfers between stages	(25,516)	22,480	3,036		—	(85)	883	569		1,367
						(166)	852	681		1,367
Other changes in credit quality						857	(16)	1,196	167	2,204
Additions and repayments	8,176	695	(802)	(1,156)	6,913	50	145	(38)	(30)	127
Methodology and model changes						(44)	170	26	—	152
Charge to the income statement						697	1,151	1,865	137	3,850
Advances written off			(1,587)	(39)	(1,626)			(1,587)	(39)	(1,626)
Recoveries of advances written off in previous years			250	—	250			250	—	250
At 31 December 2020	433,943	51,659	6,490	12,511	504,603	1,372	2,145	1,982	261	5,760
Allowance for impairment losses	(1,372)	(2,145)	(1,982)	(261)	(5,760)
Net carrying amount	432,571	49,514	4,508	12,250	498,843

Debt securities
At 1 January 2020	5,544	—	3	—	5,547	—	—	3	—	3
Exchange and other adjustments	(21)	—	—	—	(21)	—	—	—	—	—
Additions and repayments	(117)	—	—	—	(117)	—	—	—	—	—
Charge to the income statement						1	—	—	—	1
Financial assets that have been written off during the year			(1)	—	(1)			(1)	—	(1)
At 31 December 2020	5,406	—	2	—	5,408	1	—	2	—	3
Allowance for impairment losses	(1)	—	(2)	—	(3)
Net carrying amount	5,405	—	—	—	5,405
Total financial assets at amortised cost	448,722	49,514	4,508	12,250	514,994
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.

Schedule of Retail Mortgages
Movements in Retail UK mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail – UK mortgages
At 1 January 2021	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Exchange and other adjustments[1]	—	—	—	68	68	—	—	18	121	139
Transfers to Stage 1	10,109	(10,105)	(4)		—	66	(66)	—		—
Transfers to Stage 2	(6,930)	7,425	(495)		—	(5)	37	(32)		—
Transfers to Stage 3	(147)	(942)	1,089		—	—	(35)	35		—
Impact of transfers between stages	3,032	(3,622)	590		—	(58)	84	48		74
						3	20	51		74
Other changes in credit quality						(14)	(32)	(30)	(48)	(124)
Additions and repayments	19,179	(3,598)	(490)	(1,565)	13,526	8	(52)	(33)	(87)	(164)
Methodology and model changes						(53)	(10)	6	—	(57)
Credit to the income statement						(56)	(74)	(6)	(135)	(271)
Advances written off			(28)	(37)	(65)			(28)	(37)	(65)
Recoveries of advances written off in previous years			9	—	9			9	—	9
At 31 December 2021	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836
Allowance for impairment losses	(48)	(394)	(184)	(210)	(836)
Net carrying amount	273,581	21,404	1,756	10,767	307,508
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
Movements in Retail UK mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail – UK mortgages
At 1 January 2020	257,043	16,935	1,506	13,714	289,198	23	281	122	142	568
Exchange and other adjustments[1]	—	—	—	(8)	(8)	—	—	20	21	41
Transfers to Stage 1	2,418	(2,414)	(4)		—	17	(17)	—		—
Transfers to Stage 2	(16,463)	16,882	(419)		—	(4)	22	(18)		—
Transfers to Stage 3	(199)	(974)	1,173		—	—	(35)	35		—
Impact of transfers between stages	(14,244)	13,494	750		—	(15)	198	66		249
						(2)	168	83		249
Other changes in credit quality						63	(26)	(23)	167	181
Additions and repayments	8,619	(1,411)	(375)	(1,156)	5,677	14	(15)	(13)	(30)	(44)
Methodology and model changes						6	60	24	—	90
Charge to the income statement						81	187	71	137	476
Advances written off			(37)	(39)	(76)			(37)	(39)	(76)
Recoveries of advances written off in previous years			15	—	15			15	—	15
At 31 December 2020	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Allowance for impairment losses	(104)	(468)	(191)	(261)	(1,024)
Net carrying amount	251,314	28,550	1,668	12,250	293,782
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.

Schedule of Undrawn Balances
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Undrawn balances
At 1 January 2021	212	234	13	—	459
Exchange and other adjustments	(1)	(2)	1	—	(2)
Transfers to Stage 1	78	(78)	—		—
Transfers to Stage 2	(8)	8	—		—
Transfers to Stage 3	(1)	(6)	7		—
Impact of transfers between stages	(69)	18	(4)		(55)
	—	(58)	3		(55)
Other items credited to the income statement	(102)	(88)	(12)	—	(202)
Credit to the income statement	(102)	(146)	(9)	—	(257)
At 31 December 2021	109	86	5	—	200
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Undrawn balances
At 1 January 2020	95	77	5	—	177
Exchange and other adjustments	(6)	(1)	—	—	(7)
Transfers to Stage 1	19	(19)	—		—
Transfers to Stage 2	(11)	11	—		—
Transfers to Stage 3	(1)	(6)	7		—
Impact of transfers between stages	(10)	102	10		102
	(3)	88	17		102
Other items charged (credited) to the income statement	126	70	(9)	—	187
Charge to the income statement	123	158	8	—	289
At 31 December 2020	212	234	13	—	459

Schedule of Impairment

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2021
Impact of transfers between stages	75	(481)	339	—	(67)
Other changes in credit quality	(331)	(320)	252	(48)	(447)
Additions and repayments	(246)	(389)	(96)	(87)	(818)
Methodology and model changes	(63)	15	6	—	(42)
Other items	2	4	(10)	—	(4)
	(638)	(690)	152	(135)	(1,311)
Total impairment (credit) charge	(563)	(1,171)	491	(135)	(1,378)

In respect of:
Loans and advances to banks and reverse repurchase agreements	(5)	—	—	—	(5)
Loans and advances to customers and reverse repurchase agreements	(454)	(1,025)	498	(135)	(1,116)
Debt securities	—	—	—	—	—
Financial assets at amortised cost	(459)	(1,025)	498	(135)	(1,121)
Other assets	—	—	2	—	2
Impairment (credit) charge on drawn balances	(459)	(1,025)	500	(135)	(1,119)
Loan commitments and financial guarantees	(102)	(146)	(9)	—	(257)
Financial assets at fair value through other comprehensive income	(2)	—	—	—	(2)
Total impairment (credit) charge	(563)	(1,171)	491	(135)	(1,378)

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2020
Impact of transfers between stages	(169)	940	698	—	1,469
Other changes in credit quality	946	22	1,192	167	2,327
Additions and repayments	98	177	(48)	(30)	197
Methodology and model changes	(44)	170	26	—	152
Other items	—	—	10	—	10
	1,000	369	1,180	137	2,686
Total impairment charge	831	1,309	1,878	137	4,155

In respect of:
Loans and advances to banks and reverse repurchase agreements	5	—	—	—	5
Loans and advances to customers and reverse repurchase agreements	697	1,151	1,865	137	3,850
Debt securities	1	—	—	—	1
Financial assets at amortised cost	703	1,151	1,865	137	3,856
Other assets	—	—	5	—	5
Impairment charge on drawn balances	703	1,151	1,870	137	3,861
Loan commitments and financial guarantees	123	158	8	—	289
Financial assets at fair value through other comprehensive income	5	—	—	—	5
Total impairment charge	831	1,309	1,878	137	4,155

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2019
Impact of transfers between stages	(17)	89	532	—	604
Other changes in credit quality	4	1	899	(106)	798
Additions and repayments	94	(39)	(84)	(87)	(116)
Methodology and model changes	33	(27)	8	—	14
Other items	(4)	—	—	—	(4)
	127	(65)	823	(193)	692
Total impairment charge (credit)	110	24	1,355	(193)	1,296

In respect of:
Loans and advances to banks and reverse repurchase agreements	—	—	—	—	—
Loans and advances to customers and reverse repurchase agreements	139	10	1,351	(193)	1,307
Debt securities	—	—	—	—	—
Financial assets at amortised cost	139	10	1,351	(193)	1,307
Other assets	—	—	5	—	5
Impairment charge (credit) on drawn balances	139	10	1,356	(193)	1,312
Loan commitments and financial guarantees	(28)	14	(1)	—	(15)
Financial assets at fair value through other comprehensive income	(1)	—	—	—	(1)
Total impairment charge (credit)	110	24	1,355	(193)	1,296
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
In respect of:
Loans and advances to banks and reverse repurchase agreements	1	—	—	—	1
UK mortgages	48	394	184	210	836
Other	867	720	1,397	—	2,984
Loans and advances to customers and reverse repurchase agreements	915	1,114	1,581	210	3,820
Debt securities	1	—	2	—	3
Financial assets at amortised cost	917	1,114	1,583	210	3,824
Other assets	—	—	18	—	18
Provisions in relation to loan commitments and financial guarantees	109	86	5	—	200
Total	1,026	1,200	1,606	210	4,042
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	—	—	—	3
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
In respect of:
Loans and advances to banks and reverse repurchase agreements	6	—	—	—	6
UK mortgages	104	468	191	261	1,024
Other	1,268	1,677	1,791	—	4,736
Loans and advances to customers and reverse repurchase agreements	1,372	2,145	1,982	261	5,760
Debt securities	1	—	2	—	3
Financial assets at amortised cost	1,379	2,145	1,984	261	5,769
Other assets	—	—	19	—	19
Provisions in relation to loan commitments and financial guarantees	212	234	13	—	459
Total	1,591	2,379	2,016	261	6,247
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	—	—	—	—	—